Document and Entity Information	Oct. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001796280
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	ORIC Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39269
Entity Tax Identification Number	47-1787157
Entity Address, Address Line One	240 E. Grand Ave
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	388-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ORIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false